Mid-Cap 1.5x Strategy Fund Expense Example - Mid-Cap 1.5x Strategy Fund - Mid-Cap 1_5x Strategy Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 184
Expense Example, with Redemption, 3 Years	592
Expense Example, with Redemption, 5 Years	1,027
Expense Example, with Redemption, 10 Years	$ 2,234